WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 107.3%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	145,954,022	$173,795,277	(a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	6,391,750	7,972,534
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	15,939,000	22,089,576
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	25,131,279	33,208,908
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	99,578,795	144,946,239	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	11,927,300	18,242,468	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	18,399,636	28,455,243	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	29,663,140	37,102,540
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	55,351,246	78,496,153	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	27,281,668	34,695,629	(b)(c)
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	4,612,558	5,499,255
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	4,575,240	4,667,064
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	22,780,200	23,255,916	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	63,602,400	65,082,570
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	73,988,640	76,380,195	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	31,272,080	32,437,856	(a)(b)
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	22,314,205	23,512,349
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	12,265,920	13,140,310
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	55,614,537	61,916,132	(a)

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $782,842,508)				884,896,214

CORPORATE BONDS & NOTES - 11.1%
COMMUNICATION SERVICES - 0.0%††
Media - 0.0%††
Comcast Corp., Senior Notes	3.100%	4/1/25	30,000	33,229

Wireless Telecommunication Services - 0.0%††
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	100,000	113,225	(d)

TOTAL COMMUNICATION SERVICES				146,454

ENERGY - 5.4%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	31,000	34,037

Oil, Gas & Consumable Fuels - 5.4%
Apache Corp., Senior Notes	5.250%	2/1/42	910,000	893,984
Apache Corp., Senior Notes	4.250%	1/15/44	2,630,000	2,347,275
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	50,000	53,088
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	110,000	120,874
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	580,000	668,519

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report	1

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,250,000	$1,997,629
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	2,880,000	3,152,424
EOG Resources Inc., Senior Notes	4.375%	4/15/30	70,000	84,026
EOG Resources Inc., Senior Notes	4.950%	4/15/50	250,000	320,936
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	6,590,000	8,479,917
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	660,000	743,045
Gazprom OAO Via Gaz Capital SA, Senior Notes	5.150%	2/11/26	3,720,000	4,189,587	(d)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	4,000,000	4,435,280	(d)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	26,000	26,540	(d)
Noble Energy Inc., Senior Notes	3.900%	11/15/24	500,000	555,390
Noble Energy Inc., Senior Notes	4.950%	8/15/47	3,210,000	4,237,894
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	330,000	325,519
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,690,000	2,562,225
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	3,690,000	4,098,667
Range Resources Corp., Senior Notes	5.000%	3/15/23	900,000	898,294
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,350,000	2,833,741
YPF SA, Senior Notes	8.500%	7/28/25	1,700,000	1,375,725	(e)

Total Oil, Gas & Consumable Fuels				44,400,579

TOTAL ENERGY				44,434,616

FINANCIALS - 1.6%
Banks - 1.4%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,060,000	5,628,235
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	4,480,000	6,136,904	(f)

Total Banks				11,765,139

Diversified Financial Services - 0.2%
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.270%	12/21/65	2,084,000	1,149,941	(d)(f)

See Notes to Consolidated Schedule of Investments.

2	Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.0%††
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	48,493	$66,556	(d)(g)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.000%	2/12/23	179,576	179,352	(d)(f)

Total Insurance				245,908

TOTAL FINANCIALS				13,160,988

HEALTH CARE - 1.0%
Pharmaceuticals - 1.0%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	2,870,000	3,182,256	(d)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,970,000	2,169,788	(d)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,620,000	2,872,044	(d)

TOTAL HEALTH CARE				8,224,088

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.6%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	30,000	37,966
General Dynamics Corp., Senior Notes	4.250%	4/1/50	3,470,000	4,543,885

Total Aerospace & Defense				4,581,851

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	3.450%	5/1/27	100,000	105,747
General Electric Co., Senior Notes	3.625%	5/1/30	210,000	216,872
General Electric Co., Senior Notes	4.250%	5/1/40	230,000	232,632
General Electric Co., Senior Notes	4.350%	5/1/50	290,000	294,880

Total Industrial Conglomerates				850,131

TOTAL INDUSTRIALS				5,431,982

INFORMATION TECHNOLOGY - 0.0%††
Semiconductors & Semiconductor Equipment - 0.0%††
Broadcom Inc., Senior Notes	4.700%	4/15/25	400,000	457,502

MATERIALS - 2.4%
Metals & Mining - 2.4%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	570,000	616,863	(d)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	1,630,000	1,798,222	(d)
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	720,000	832,164
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	330,000	453,900
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,170,000	1,714,289
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	1,620,000	2,306,530

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report	3

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	2,330,000		$2,734,001	(d)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	750,000		816,443	(d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000		549,810	(d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,630,000		1,783,588	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,440,000		4,406,593
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,360,000		1,479,643

TOTAL MATERIALS					19,492,046

TOTAL CORPORATE BONDS & NOTES (Cost - $82,624,205)					91,347,676

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 9.9%
Argentina - 0.0%††
Argentina Treasury Bond	1.000%	8/5/21	15,055,243	ARS	117,601	(h)

Brazil - 2.2%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	27,340,244	BRL	6,237,736
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	48,052,551	BRL	11,851,607

Total Brazil					18,089,343

Canada - 0.7%
Canada Government Real Return Bond	0.500%	12/1/50	6,101,715	CAD	5,602,669

Italy - 4.1%
Italy Buoni Poliennali Del Tesoro	3.100%	9/15/26	24,272,721	EUR	33,959,564	(e)

Mexico - 1.3%
Mexican Udibonos	2.000%	6/9/22	228,420,395	MXN	10,613,765

Russia - 0.8%
Russian Federal Inflation Linked Bond - OFZ	2.500%	2/2/28	507,955,430	RUB	6,830,320

Uruguay - 0.8%
Uruguay Government International Bond	4.250%	4/5/27	248,555,520	UYU	6,360,360

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $83,688,736)					81,573,622

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 7.7%
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.415%	9/29/36	13,471,972		11,664,990	(d)(f)
Banc of America Funding Trust, 2015-R2 5A2	0.431%	9/29/36	8,451,533		6,715,292	(d)(f)
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	2.412%	7/15/35	4,220,000		3,724,860	(d)(f)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	1.062%	2/16/37	1,310,000		1,282,490	(d)(f)

See Notes to Consolidated Schedule of Investments.

4	Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,288,902	$574,471
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	3,690,000	3,671,067	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M2	4.000%	8/25/56	5,170,000	4,724,760	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.625%	10/25/29	2,660,000	2,749,135	(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	4.325%	2/25/30	2,950,000	2,755,729	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.275%	10/25/39	2,637,632	2,645,350	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.068%	2/12/49	567,167	240,479	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.710%	2/15/51	40,789	38,542	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.662%	1/16/37	4,650,000	4,162,736	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.162%	1/16/37	4,656,000	3,928,779	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	4,570,000	4,077,958	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN XHFL, IO	0.600%	1/16/37	13,600,000	70,286	(d)(f)
Lehman Mortgage Trust, 2006-5 2A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	6.975%	9/25/36	2,712,819	792,322	(f)
Morgan Stanley Mortgage Loan Trust, 2007-11AR 2A3	1.815%	6/25/37	85,544	60,622	(f)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	2,530,000	2,611,821	(d)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report	5

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	2.162%	4/18/24	5,700,000		$5,606,497	(d)(f)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	2.171%	2/25/46	1,739,318		1,591,300	(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $62,105,095)					63,689,486

SOVEREIGN BONDS - 6.3%
Argentina - 0.0%††
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	26,750,000	ARS	111,575	(h)

Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,900,000	BRL	355,509
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	4,090,000	BRL	840,366
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	2,446,000	BRL	522,305

Total Brazil					1,718,180

Chile - 0.9%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	4,785,000,000	CLP	7,749,646

Indonesia - 1.7%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	400,000		451,502	(d)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,790,000		1,973,735
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	430,000		557,301	(d)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	880,000		1,103,309	(d)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	2,010,000		2,390,815
Indonesia Treasury Bond	7.000%	5/15/27	100,812,000,000	IDR	7,182,314

Total Indonesia					13,658,976

See Notes to Consolidated Schedule of Investments.

6	Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 2.2%
Mexican Bonos, Bonds	8.000%	11/7/47	51,280,000	MXN	$2,617,361
Mexican Bonos, Senior Notes	7.750%	11/13/42	217,320,000	MXN	10,868,383
Mexico Government International Bond,
Senior Notes	4.500%	4/22/29	3,720,000		4,201,275

Total Mexico					17,687,019

Nigeria - 0.0%††
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	280,000		278,983	(d)

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	3,770,000		4,425,203	(d)

Russia - 0.4%
Russian Federal Bond - OFZ	7.050%	1/19/28	250,000,000	RUB	3,644,082

United Arab Emirates - 0.4%
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	2,550,000		3,116,370	(d)

TOTAL SOVEREIGN BONDS (Cost - $53,511,373)					52,390,034

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.7%
U.S. Government Obligations - 0.7%
U.S. Treasury Notes (Cost - $5,882,320)	0.500%	8/31/27	5,890,000		5,898,743

ASSET-BACKED SECURITIES - 0.5%
Bear Stearns Asset Backed Securities Trust, 2007-SD2 2A1 (1 mo. USD LIBOR + 0.400%)	0.575%	9/25/46	40,713		39,046	(f)
Origen Manufactured Housing Contract Trust, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	1.362%	10/15/37	4,211,489		4,151,761	(d)(f)
Security National Mortgage Loan Trust, 2006-3A A2	5.830%	1/25/37	55,143		55,286	(d)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,914,390)					4,246,093

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,074,568,627)					1,184,041,868

			SHARES
SHORT-TERM INVESTMENTS - 4.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $32,664,367)	0.038%		32,664,367		32,664,367

TOTAL INVESTMENTS - 147.5% (Cost - $1,107,232,994)					1,216,706,235
Liabilities in Excess of Other Assets - (47.5)%					(391,915,595)

TOTAL NET ASSETS - 100.0%					$824,790,640

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report	7

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLP	— Chilean Peso
CMT	— Constant Maturity Treasury
EUR	— Euro
GTD	— Guaranteed
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Consolidated Schedule of Investments.

8	Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

At August 31, 2020, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	2.600%	4/8/2019	TBD**	$20,137,500	U.S. Treasury Inflation Protected Securities	$23,199,512
Morgan Stanley & Co. Inc.	0.240%	6/12/2020	12/11/2020	372,118,750	U.S. Treasury Inflation Protected Securities	389,732,162

				$392,256,250		$412,931,674

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of August 31, 2020.

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	78	3/21	$19,187,189	$19,461,000	$273,811
Brent Crude	374	12/20	11,844,010	17,076,840	5,232,830
Copper	287	12/20	20,697,005	21,966,263	1,269,258
Euro	60	9/20	8,498,070	8,954,625	456,555
Gold 100 Ounce	121	10/20	23,758,759	23,843,050	84,291
Mexican Peso	388	9/20	8,781,379	8,850,280	68,901
Silver	58	12/20	8,214,517	8,292,260	77,743
U.S. Treasury 5-Year Notes	380	12/20	47,832,454	47,891,875	59,421
U.S. Treasury 10-Year Notes	789	12/20	109,773,779	109,868,250	94,471
WTI Crude	13	12/20	355,615	561,730	206,115

					7,823,396

Contracts to Sell:
British Pound	67	9/20	5,342,036	5,602,457	(260,421)
U.S. Treasury Long-Term Bonds	976	12/20	173,419,363	171,501,499	1,917,864
U.S. Treasury Ultra Long- Term Bonds	149	12/20	33,390,278	32,915,031	475,247

					2,132,690

Net unrealized appreciation on open futures contracts					$9,956,086

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report	9

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

At August 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,857,405	CAD	6,648,383	BNP Paribas SA	10/16/20	$(240,272)
USD	8,689,424	EUR	7,730,000	BNP Paribas SA	10/16/20	(544,504)
USD	8,724,449	EUR	7,730,000	BNP Paribas SA	10/16/20	(509,479)
USD	8,859,377	EUR	7,870,000	BNP Paribas SA	10/16/20	(541,789)
USD	13,322,812	EUR	11,797,846	BNP Paribas SA	10/16/20	(770,391)
GBP	4,241,448	USD	5,293,713	Citibank N.A.	10/16/20	377,665
USD	1,854,850	MXN	41,776,974	Citibank N.A.	10/16/20	(43,562)
USD	2,344,183	MXN	52,900,000	Citibank N.A.	10/16/20	(59,677)
USD	22,082,114	MXN	498,437,470	Citibank N.A.	10/16/20	(567,677)
BRL	50,380,931	USD	9,376,162	Goldman Sachs Group Inc.	10/16/20	(193,170)
JPY	897,550,000	USD	8,356,999	Goldman Sachs Group Inc.	10/16/20	122,326
MYR	41,682,245	USD	9,716,141	Goldman Sachs Group Inc.	10/16/20	273,512
RUB	2,715,784,058	USD	37,500,471	Goldman Sachs Group Inc.	10/16/20	(1,015,717)
USD	1,862,204	CLP	1,466,113,233	Goldman Sachs Group Inc.	10/16/20	(23,745)
USD	6,081,547	CLP	4,738,370,415	Goldman Sachs Group Inc.	10/16/20	(13,701)
IDR	52,969,535,174	USD	3,573,469	JPMorgan Chase & Co.	10/16/20	48,276
INR	642,419,942	USD	8,415,247	JPMorgan Chase & Co.	10/16/20	270,685
USD	482,789	AUD	696,486	JPMorgan Chase & Co.	10/16/20	(30,978)
COP	54,160,819,992	USD	14,462,168	Morgan Stanley & Co. Inc.	10/16/20	(28,409)

Total						$(3,490,607)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Consolidated Schedule of Investments.

10	Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

At August 31, 2020, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	$30,000,000	3/31/30	1.158%*	CPURNSA*	—	$2,323,987

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
	$56,637,000	8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	$17,818	$228,480
	22,250,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	13,378	6,345
	14,120,000	4/7/25	0.802%*	CPURNSA*	91,118	488,824

Total	$93,007,000				$122,314	$723,649

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.34 Index	$60,384,900	6/20/25	5.000% quarterly	$3,452,266	$(2,966,572)	$6,418,838
Markit CDX.NA.IG.34 Index	174,645,000	6/20/25	1.000% quarterly	2,880,070	(679,288)	3,559,358

Total	$235,029,900			$6,332,336	$(3,645,860)	$9,978,196

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report	11

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

LIBOR	— London Interbank Offered Rate

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

12	Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities. The Fund may invest up to 100% of its total managed assets in non-U.S. dollar investments. The Fund may also invest up to 40% of its total managed assets in below investment grade securities. If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using

13

Notes to Consolidated Schedule of Investments (unaudited) (continued)

quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

14

Notes to Consolidated Schedule of Investments (unaudited) (continued)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$884,896,214	—	$884,896,214
Corporate Bonds & Notes	—	91,347,676	—	91,347,676
Non-U.S. Treasury Inflation Protected Securities	—	81,573,622	—	81,573,622
Collateralized Mortgage Obligations	—	63,689,486	—	63,689,486
Sovereign Bonds	—	52,390,034	—	52,390,034
U.S. Government & Agency Obligations	—	5,898,743	—	5,898,743
Asset-Backed Securities	—	4,246,093	—	4,246,093

Total Long-Term Investments	—	1,184,041,868	—	1,184,041,868

Short-Term Investments†	$32,664,367	—	—	32,664,367

Total Investments	$32,664,367	$1,184,041,868	—	$1,216,706,235

15

Notes to Consolidated Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$10,216,507	—	—	$10,216,507
Forward Foreign Currency Contracts	—	$1,092,464	—	1,092,464
OTC Interest Rate Swaps	—	2,323,987	—	2,323,987
Centrally Cleared Interest Rate Swaps	—	723,649	—	723,649
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	9,978,196	—	9,978,196

Total Other Financial Instruments	$10,216,507	$14,118,296	—	$24,334,803

Total	$42,880,874	$1,198,160,164	—	$1,241,041,038

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$260,421	—	—	$260,421
Forward Foreign Currency Contracts	—	$4,583,071	—	4,583,071

Total	$260,421	$4,583,071	—	$4,843,492

†	See Consolidated Schedule of Investments for additional detailed categorizations.

16